Non-IFRS measures, Reconciliation of Revenue to TCE Income per Operating Day (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($) $ / day	Jun. 30, 2024 USD ($) $ / day	Jun. 30, 2025 USD ($) $ / day	Jun. 30, 2024 USD ($) $ / day
Profit (loss) [abstract]
TCE income	$ 231,158	$ 417,359	$ 449,909	$ 796,161
Operating period	25 years 10 months 24 days	29 years 1 month 20 days	51 years 11 months 19 days	57 years 9 months 11 days
TCE income per operating day | $ / day	24,452	39,244	23,720	37,750
Hafnia Vessels and TC Vessels [Member]
Profit (loss) [abstract]
Revenue	$ 346,564	$ 563,098	$ 686,907	$ 1,084,890
Less: Voyage expenses	(115,406)	(145,739)	(236,998)	(288,729)
External Vessels in Disponent-Owner Pools [Member]
Profit (loss) [abstract]
Revenue	207,591	268,064	415,158	531,165
Less: Voyage expenses	(82,949)	(84,270)	(169,172)	(168,483)
Less: Pool distributions	$ (124,642)	$ (183,794)	$ (245,986)	$ (362,682)